Average Annual Total Returns{- Fidelity® MSCI Communication Services Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Communication Services Index ETF	Fidelity MSCI Communication Services Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Communication Services Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Communication Services Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC024 Past 1 year	MC024 Past 5 years	MC024 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	27.06%	9.62%	9.11%	[1]	26.78%	8.60%	8.17%	[1]	16.19%	7.29%	6.97%	[1]	27.18%	9.77%	9.18%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013